Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (50,859,803)	$ (38,820,998)	$ (28,078,646)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	6,182,841	5,305,070	2,899,304
Stock-based 401K company common match	217,536	0	0
Warrant remeasurement	0	0	1,879,823
Depreciation expense	182,918	100,117	53,116
Loss on disposal of fixed assets	0	102,788	0
Amortization of debt discount	32,869	75,214	104,311
Amortization of debt issuance costs	108,407	90,800	94,648
Non-cash interest expense	363,909	175,909	38,521
Changes in assets and liabilities:
Prepaid expenses and other assets	(32,099)	38,794	(814,156)
Accounts payable	898,101	1,420,556	(71,751)
Accrued expenses	2,208,490	(676,918)	2,142,187
Net cash used in operating activities	(40,696,831)	(32,188,668)	(21,752,643)
Cash flows from investing activities:
Purchases of property and equipment	(188,721)	(686,705)	(1,305,086)
Net cash used in investing activities	(188,721)	(686,705)	(1,305,086)
Cash flows from financing activities:
Proceeds from issuance of debt	5,000,000	11,022,286	3,000,000
Proceeds from exercise of stock options	118,188	293,988	1,094
Proceeds from exercise of warrants	53,149	20,970	0
Payments for issuance costs	0	(544,773)	(1,402,845)
Payments for debt issuance costs	0	(219,042)	0
Repayment of debt	0	(1,488,558)	(533,729)
Proceeds from issuance of common stock, net of underwriting costs	17,382,943	0	86,059,087
Proceeds from issuance of preferred stock, net of issuance costs	0	0	52,394,571
Net cash (used in) provided by financing activities	22,554,280	9,084,871	139,518,178
Net (decrease) increase in cash	(18,331,272)	(23,790,502)	116,460,449
Cash and cash equivalents at beginning of period	106,398,919	130,189,421	13,728,972
Cash and cash equivalents at end of period	88,067,647	106,398,919	130,189,421
Cash paid for:
Interest	1,635,562	790,402	559,175
Supplemental cash flow information:
Conversion of Preferred Stock to Common Stock	0	0	93,364,275
Conversion of Preferred Stock Warrants to Common Stock Warrants	0	0	3,726,043
Deferred issuance costs included in accrued expenses and accounts payable	0	0	549,178
Non-cash financing costs	0	0	175,114
Accrued capital expenditures included in accrued expenses and accounts payable	$ 0	$ 167,285	$ 71,040